Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Inventory provision allowance	$ 56,778	$ 59,949
Net operating loss carried forward	1,124,292	590,581
Total deferred tax assets	1,181,070	650,530
Valuation allowance	(1,161,762)	(91,847)	$ (121,016)
Deferred tax assets, net	$ 19,308	$ 558,683